Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO NEOs and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see the section titled “Executive Compensation” included above. We do not currently use any other financial performance measure to link CAP to the CEO and our other NEOs to the Company’s performance.

Year	Summary compensation table total PEO 1(1)	Summary compensation table total PEO 2(1)	Summary compensation table total PEO 3(1)	Compensation actually paid to PEO 1(1)(2)	Compensation actually paid to PEO 2(1)(2)	Compensation actually paid to PEO 3(1)(2)	Average summary compensation table total for non-CEO NEOs(1)	Average compensation actually paid to non-CEO NEOs(1)(2)	Net Income (Loss) ($000)(3)
2024	$2,170,352	$1,002,566	$2,548,205	$2,170,352	$833,859	$3,575,260	$1,623,647	$1,733,398	$(450,554)
2023	—	1,848,758	1,950,218	—	514,962	591,910	1,317,925	258,204	(73,096)
2022	—	—	1,004,349	—	—	988,293	2,029,690	2,172,144	(99,119)

____________

(1)      PEO 1 refers to Daniel Barcelo, our current PEO, PEO 2 refers to Birger Steen, and PEO 3 refers to Tom Einar Jensen. Amounts represent CAP to our CEO(s) and the average CAP to our remaining NEOs for the relevant year, as determined under SEC rules and described below, which includes the following individuals for each year:

(2)     SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO as realized income, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The unvested equity values are computed in accordance with the methodology used for financial reporting purposes. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items is included in the table below.

	2024				2023			2022
	PEO 1	PEO 2	PEO 3	Average Non-CEO NEOs	PEO 2	PEO 3	Average Non-CEO NEOs	PEO 3	Average Non-CEO NEOs
SCT Total	$2,170,352	$1,002,566	$2,548,205	$1,623,647	$1,848,758	$1,950,218	$1,317,925	$1,004,349	$2,029,690
Deduction for amounts reported in the “Stock Awards” column in the SCT	—	—	—	(968,905)	—	—	(141,668)	—	(225,000)
Deduction for amounts reported in the “Option Awards” column in the SCT	—	—	(1,728,000)	(73,074)	(1,502,503)	(1,373,626)	(511,240)	(350,387)	(944,312)
Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year	—	—	—	1,166,847	168,707	210,500	77,527	—	1,402,940
	2024				2023			2022
	PEO 1	PEO 2	PEO 3	Average Non-CEO NEOs	PEO 2	PEO 3	Average Non-CEO NEOs	PEO 3	Average Non-CEO NEOs
Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year	—	—	—	16,091	—	(110,498)	(440,407)	222,885	(77,121)
Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year	—	—	7,555	40,214	—	(84,684)	(43,933)	111,446	(14,053)
Fair value of awards that are granted and vested during the covered year	—	—	2,805,000	—	—	—	—	—	—
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions	—	(168,707)	(57,500)	(71,422)	—	—	—	—	—
CAP	$2,170,352	$833,859	$3,575,260	$1,733,398	$514,962	$591,910	$258,204	$988,293	$2,172,144

(3)      The amounts in this column represent the Company’s disclosed net loss for each reported year. As of 2024, we do not use any other financial performance measure to link CAP to the CEO and our other NEOs to the Company’s performance.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,623,647	$ 1,317,925	$ 2,029,690
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,733,398	258,204	2,172,144
Tabular List, Table
Year	CEO	Non-CEO Named Executive Officers
2024	Daniel Barcelo, Birger Steen and Tom Einar Jensen	Joseph Evan Calio, Einar GS Kilde and Oscar K. Brown
2023	Birger Steen and Tom Einar Jensen	Oscar K. Brown, Jeremy Bezdek, Andreas Bentzen, Are L. Brautaset, Jan Arve Haugan and Tove Nilsen Ljungquist
2022	Tom Einar Jensen	Oscar K. Brown and Jan Arve Haugan

Net Income (Loss)	[3]	$ (450,554)	$ (73,096)	$ (99,119)
PEO Name		Daniel Barcelo, Birger Steen and Tom Einar Jensen	Birger Steen and Tom Einar Jensen	Tom Einar Jensen
Measure:: 1
Pay vs Performance Disclosure
Name		Joseph Evan Calio, Einar GS Kilde and Oscar K. Brown
Measure:: 2
Pay vs Performance Disclosure
Name			Oscar K. Brown, Jeremy Bezdek, Andreas Bentzen, Are L. Brautaset, Jan Arve Haugan and Tove Nilsen Ljungquist
Measure:: 3
Pay vs Performance Disclosure
Name				Oscar K. Brown and Jan Arve Haugan
Daniel Barcelo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 2,170,352
PEO Actually Paid Compensation Amount	[1],[2]	2,170,352
Daniel Barcelo [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel Barcelo [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel Barcelo [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel Barcelo [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel Barcelo [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel Barcelo [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Daniel Barcelo [Member] | For awards granted in prior years that are determined to fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Birger Steen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	1,002,566	1,848,758
PEO Actually Paid Compensation Amount	[1],[2]	833,859	514,962
Birger Steen [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Birger Steen [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,502,503)
Birger Steen [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			168,707
Birger Steen [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Birger Steen [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Birger Steen [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Birger Steen [Member] | For awards granted in prior years that are determined to fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(168,707)
Tom Einar Jensen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	2,548,205	1,950,218	1,004,349
PEO Actually Paid Compensation Amount	[1],[2]	3,575,260	591,910	988,293
Tom Einar Jensen [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Tom Einar Jensen [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,728,000)	(1,373,626)	(350,387)
Tom Einar Jensen [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			210,500
Tom Einar Jensen [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(110,498)	222,885
Tom Einar Jensen [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,555	(84,684)	111,446
Tom Einar Jensen [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,805,000
Tom Einar Jensen [Member] | For awards granted in prior years that are determined to fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(57,500)
Average Non-CEO NEOs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,623,647	1,317,925	2,029,690
PEO Actually Paid Compensation Amount		1,733,398	258,204	2,172,144
Average Non-CEO NEOs [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(968,905)	(141,668)	(225,000)
Average Non-CEO NEOs [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(73,074)	(511,240)	(944,312)
Average Non-CEO NEOs [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,166,847	77,527	1,402,940
Average Non-CEO NEOs [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,091	(440,407)	(77,121)
Average Non-CEO NEOs [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,214	(43,933)	(14,053)
Average Non-CEO NEOs [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Average Non-CEO NEOs [Member] | For awards granted in prior years that are determined to fail to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (71,422)

[1]	PEO 1 refers to Daniel Barcelo, our current PEO, PEO 2 refers to Birger Steen, and PEO 3 refers to Tom Einar Jensen. Amounts represent CAP to our CEO(s) and the average CAP to our remaining NEOs for the relevant year, as determined under SEC rules and described below, which includes the following individuals for each year:
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO as realized income, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The unvested equity values are computed in accordance with the methodology used for financial reporting purposes. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items is included in the table below.
[3]	The amounts in this column represent the Company’s disclosed net loss for each reported year. As of 2024, we do not use any other financial performance measure to link CAP to the CEO and our other NEOs to the Company’s performance.